Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 0	$ 0
Cash at bank and in hand	152,528	161,478
TOTAL	$ 152,528	$ 161,478